Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0001737450
Registrant Name	Opera Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Securities 424I N/A	N/A